Significant transactions	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Significant transactions

Note 3	Significant transactions

2022
Acquisition of Canadian Costco credit card portfolio
On March 4, 2022, we completed the acquisition of the Canadian Costco credit card portfolio, which had an outstanding balance of $2.9 billion, for cash consideration of $3.1 billion. We have also entered into a long-term agreement under which we have become the exclusive issuer of Costco-branded Master
C
ard credit cards in Canada. The combined transaction was accounted for as an asset acquisition and included in our Canadian Personal and Business Banking SBU. On the acquisition date, we recognized credit card receivables at their fair value of $2.8 billion and an intangible asset for the purchased credit card relationships. During the fourth quarter of 2022, we finalized the purchase consideration and recognized a reduction in the intangible asset to its fair value of $236 million.
Sale of certain banking assets in the Caribbean
On February 25, 2022, FirstCaribbean International Bank Limited (CIBC FirstCaribbean) completed the sale of its banking assets in Aruba upon the satisfaction of the closing conditions.
The proposed sales of banking assets in St. Vincent and St. Kitts received regulatory approval in the third quarter of 2022 and are expected to close by the third quarter of 2023, subject to the satisfaction of closing conditions. In September 2022, CIBC FirstCaribbean announced that its operations in Dominica will cease on January 31, 2023. The impacts upon the closing of these transactions and closures are not expected to be material.
2021
Sale of CIBC FirstCaribbean
On November 8, 2019, we announced that we had entered into a definitive agreement to sell 66.73% of the outstanding shares of CIBC FirstCaribbean to GNB Financial Group Limited (GNB)
,
subject to regulatory approvals. On February 3, 2021, we announced that the proposed sale of CIBC FirstCaribbean to GNB did not receive approval from CIBC FirstCaribbean’s regulators and that the transaction will not proceed.